SUBSEQUENT EVENTS (Details Narrative) - Streamex Exchange Corporation [Member] - CAD ($)	3 Months Ended		6 Months Ended	9 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Subsequent Event [Line Items]
Proceeds from shares issued		$ 125,470		$ 963,963
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued		437,500		39,975,203
Subsequent Event [Member]
Subsequent Event [Line Items]
Shares issued	11,743,770		12,181,270
Proceeds from shares issued	$ 200,174		$ 325,644
Subsequent Event [Member] | Streamex Exchange Corporation [Member]
Subsequent Event [Line Items]
Ownership percentage	75.00%		75.00%
Subsequent Event [Member] | Streamex Exchange Corporation [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Number of shares exchangeable	109,070,079		109,070,079
Common stock shares outstanding percentage	19.99%		19.99%